Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information (“SAI”), both dated March 31, 2011 (as revised or supplemented), are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus, SAI and other information about the Portfolio online at www.LazardNet.com/lam/us/lazardfunds.shtml. You can also get this information at no cost by calling (800) 823-6300 or by sending an e-mail request to ContactUs@LazardNet.com.

	Institutional Shares	Open Shares
Lazard Emerging Markets Multi-Strategy Portfolio	EMMIX	EMMOX

Investment Objective

The Portfolio seeks total return from current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”).

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses*	.64%	.69%

Total Annual Portfolio Operating Expenses*	1.64%	1.94%

Fee Waiver and Expense Reimbursement**	.34%	.34%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.30%	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**

Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2012, to the extent Total Annual Portfolio Operating Expenses exceed 1.30% and 1.60% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Shares	$132	$484

Open Shares	$163	$576

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

Principal Investment Strategies

The Portfolio allocates its assets among various emerging markets equity, debt and currency investment strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various factors through quantitative and qualitative analysis. These proportions are changed from time to time, and at any given time the allocation to one strategy (other than currency investments) may comprise a substantial percentage of the Portfolio’s assets. The Investment Manager will make allocation decisions among the strategies based on quantitative and qualitative analysis through proprietary software models. Quantitative analysis includes, among others, statistical analysis of portfolio risks, factor dependencies and trading tendencies. Qualitative analysis includes, among others, analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns and overall market views and scenarios.

The Portfolio may invest in:

•	equity securities, including common stocks and depositary receipts and shares;

•

debt securities issued or guaranteed by governments, government agencies or supranational bodies or companies or other private-sector entities, including fixed and/or floating rate investment grade and non-investment grade (“junk”) bonds, convertible securities, commercial paper, collateralized debt obligations, short- and medium-term obligations and other fixed-income obligations; and

•	emerging markets currencies and related instruments (primarily forward currency contracts) and structured notes.

The securities in which the Portfolio invests may be denominated in the U.S. dollar, the Canadian dollar, the Euro, the Japanese yen, the Pound Sterling, or the local currency of the issuer. Under normal circumstances, the Portfolio invests at least 80% of its assets in securities and other investments that are economically tied to emerging market countries. Emerging market countries include all countries not represented by the Morgan Stanley Capital International World® Index. The Portfolio currently intends to focus its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe, although the allocation of the Portfolio’s assets among countries and regions may vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may invest in securities of any size or market capitalization. The Portfolio is not limited to securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (“junk”) or securities that are unrated. Additionally, the Portfolio is not restricted to investments in debt securities of any particular maturity or duration.

The Portfolio’s currency strategy uses forward currency contracts, options on currencies and structured notes, although the Portfolio may not allocate assets to the currency strategy at all times, and there may be no allocation to currency investments for significant periods of time. The Portfolio also may, but is not required to, enter into forward foreign currency contracts, purchase options on currencies and enter into currency swaps to hedge the foreign currency exposure associated with equity or debt investment strategies. The Portfolio also may purchase options on securities, including exchange-traded funds, and enter into credit default swaps and other types of swaps, for hedging purposes or to seek to increase returns.

Principal Investment Risks

The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than U.S. dollars carry the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held in the Portfolio.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value.

The Portfolio may invest a portion of its assets in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for

2Summary Prospectus

extended periods of time or may never realize their perceived value. The Portfolio also may invest a portion of its assets in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The Portfolio’s investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

The currencies of emerging market countries may experience significant declines against the U.S. dollar, and significant devaluation may occur subsequent to investments in these currencies by the Portfolio. The Investment Manager may not be able to accurately predict movements in exchange rates and there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Forward currency contracts, over-the-counter options on securities and currencies, structured notes and swap agreements are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-listed options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency, security or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Whether or not the Portfolio engages in currency derivatives transactions, the Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Performance Bar Chart and Table

Because the Portfolio has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Summary Prospectus3

Wherever there’s opportunity, there’s Lazard.SM

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Jai Jacob, portfolio manager/analyst on the Investment Manager’s Multi Strategy team, has been with the Portfolio since inception.

James M. Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since inception.

Purchase and Sale of Portfolio Shares

The initial investment minimums are:

Institutional Shares	$100,000

Open Shares	$2,500

IRA Rollover/Transfer (Open Shares only)	$2,500

The subsequent investment minimum is $50.

Portfolio shares are redeemable through the Fund’s transfer agent, Boston Financial Data Services, Inc., on any business day by telephone, mail or overnight delivery. Clients of financial intermediaries may be subject to the intermediaries’ procedures.

Tax Information

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, and long-term capital gains are generally taxable as such, whether you receive the distribution in cash or reinvest it in additional shares.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and the Investment Manager and its affiliates may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-823-6300

www.LazardNet.com

© 2011 The Lazard Funds, Inc. and Lazard Asset Management Securities LLC

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